CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, shares authorized	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	71,128,456	71,128,456